Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,944,603.80
Previously Paid Amount	0.00
Total Fee Amount	2,063.85
Total Offset Amount	0.00
Net Fee	2,063.85
Narrative - Max Aggregate Offering Price	$ 14,944,603.80
Final Prospectus	true